Current and Future Income Taxes	6 Months Ended
Jun. 30, 2014
Current and Future Income Taxes [Abstract]
Current and future income taxes
11	Current and future income taxes

The Company has the following non-capital losses available to reduce taxable income of future years:

Expiry date	$

2029	70,637
2030	1,131,510
2031	1,229,147
2033	4,121,312
2034	2,398,163

Significant components of the Company’s future tax assets are shown below:

	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Non-capital losses carried forward	2,686,530	1,822,341	323,910
Financing costs	7,737	4,115	4,302
Scientific research and development	144,235	121,490	11,193

	2,838,502	1,947,946	339,405
Valuation allowance	(2,838,502)	(1,947,946)	(339,405)

Net future tax assets	-	-	-

The income tax benefit of these tax attributes has not been recorded in these consolidated financial statements because of the uncertainty of their recovery.

The Company’s effective income tax rate differs from the statutory income tax rate of 34% (2013 - 34%; 2012 - 34%).

The differences arise from the following items:

	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Tax recovery at statutory income tax rates	(989,430)	(2,818,834)	(324,049)
Permanent differences	110,113	979,359	133,365
Effect of rate differentials between jurisdictions	149,219	320,965	-
Other	(8,713)	-	13,087
Effect of tax rate changes on future taxes	-	(305,647)	-
Change in valuation allowance	738,811	1,824,157	177,597

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